Buffalo Large Cap Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 92.68%
	Communication Services - 8.44%
	Interactive Media & Services - 8.44%
2,845	Alphabet, Inc. - Class A (a)	$6,199,995
323	Alphabet, Inc. - Class C (a)	706,546
4,200	Facebook, Inc. - Class A (a)	677,250
	Total Communication Services (Cost $1,772,383)	7,583,791

	Consumer Discretionary - 12.29%
	Automobiles - 1.19%
1,590	Tesla, Inc. (a)	1,070,738

	Hotels, Restaurants & Leisure - 2.22%
4,825	Airbnb, Inc. (a)	429,811
2,950	McDonald's Corp.	728,296
7,390	Yum! Brands, Inc.	838,839
		1,996,946
	Internet & Catalog Retail - 0.22%
1,115	Netflix Inc. (a)	194,980

	Internet & Direct Marketing Retail - 6.02%
49,700	Amazon.com, Inc. (a)	5,278,637
1,800	Etsy, Inc. (a)	131,778
		5,410,415
	Specialty Retail - 2.04%
4,025	Lowe's Companies, Inc.	703,046
1,100	O'Reilly Automotive, Inc. (a)	694,936
7,795	The TJX Companies, Inc.	435,351
		1,833,333
	Textiles, Apparel & Luxury Goods - 0.60%
5,260	NIKE, Inc. - Class B	537,572
	Total Consumer Discretionary (Cost $6,899,792)	11,043,984

	Consumer Staples - 3.87%
	Food & Staples Retailing - 2.57%
3,875	Costco Wholesale Corp.	1,857,210
5,350	Sysco Corp.	453,198
		2,310,408
	Household Products - 0.50%
3,125	The Procter & Gamble Co.	449,344

	Personal Products - 0.80%
2,810	The Estee Lauder Companies Inc. - Class A	715,623
	Total Consumer Staples (Cost $2,917,376)	3,475,375

	Energy - 0.99%
	Energy Equipment & Services - 0.43%
10,700	Schlumberger Ltd. - ADR (b)	382,632

	Oil, Gas & Consumable Fuels - 0.56%
4,550	EOG Resources, Inc.	502,502
	Total Energy (Cost $1,076,080)	885,134

	Financials - 2.59%
	Capital Markets - 0.87%
2,325	S&P Global, Inc.	783,664

	Insurance - 1.72%
3,200	Aon PLC - ADR (b)	862,976
4,175	Arthur J. Gallagher & Co.	680,692
		1,543,668
	Total Financials (Cost $1,700,346)	2,327,332

	Health Care - 15.18%
	Biotechnology - 1.28%
1,080	Alnylam Pharmaceuticals, Inc. (a)	157,518
3,525	Vertex Pharmaceuticals Inc. (a)	993,310
		1,150,828
	Health Care Equipment & Supplies - 5.04%
4,815	Abbott Laboratories	523,150
12,825	Boston Scientific Corp. (a)	477,988
4,775	Danaher Corp.	1,210,558
11,075	Edwards Lifesciences Corp. (a)	1,053,122
2,675	Insulet Corporation (a)	582,989
3,450	Stryker Corp.	686,308
		4,534,115
	Health Care Providers & Services - 3.89%
3,750	HCA Healthcare, Inc.	630,225
5,580	UnitedHealth Group, Inc.	2,866,055
		3,496,280
	Life Sciences Tools & Services - 1.90%
2,275	ICON PLC. - ADR (a)(b)	492,993
22,615	Stevanato Group SpA - ADR (a)(b)	357,543
1,575	Thermo Fisher Scientific, Inc.	855,666
		1,706,202
	Pharmaceuticals - 3.07%
8,350	AstraZeneca PLC - ADR (b)	551,684
2,650	Eli Lilly & Co.	859,210
3,325	Johnson & Johnson	590,221
4,400	Zoetis, Inc.	756,316
		2,757,431
	Total Health Care (Cost $12,325,771)	13,644,856

	Industrials - 6.37%
	Aerospace & Defense - 2.13%
1,800	Lockheed Martin Corp.	773,928
2,375	Northrop Grumman Corp.	1,136,604
		1,910,532
	Commercial Services & Supplies - 1.22%
7,175	Waste Management, Inc.	1,097,632

	Industrial Conglomerates - 1.07%
5,525	Honeywell International, Inc.	960,300

	Machinery - 0.51%
10,800	Ingersoll Rand, Inc.	454,464

	Professional Services - 0.85%
15,775	KBR, Inc.	763,352

	Trading Companies & Distributors - 0.59%
2,200	United Rentals, Inc. (a)	534,402
	Total Industrials (Cost $5,534,441)	5,720,682

	Information Technology - 40.39%
	Communications Equipment - 0.61%
5,850	Arista Networks Inc. (a)	548,379

	Computers & Peripherals - 0.34%
4,725	NetApp, Inc.	308,259

	IT Services - 5.38%
2,750	Accenture Plc - ADR (b)	763,537
1,700	MasterCard, Inc. - Class A	536,316
1,550	MongoDB, Inc. (a)	402,225
3,875	Twilio Inc. - Class A (a)	324,764
14,290	Visa Inc. - Class A	2,813,558
		4,840,400
	Semiconductors & Semiconductor Equipment - 6.46%
4,650	Advanced Micro Devices, Inc. (a)	355,585
6,675	Applied Materials, Inc.	607,292
2,425	ASML Holding NV - NY Shares - ADR (b)	1,154,009
3,825	Enphase Energy, Inc. (a)	746,793
7,900	Entegris, Inc.	727,827
1,925	Lam Research Corporation	820,339
9,175	NVIDIA Corp.	1,390,838
		5,802,683
	Software - 19.69%
2,570	Adobe, Inc. (a)	940,774
2,050	Atlassian Corp Plc - ADR (a)(b)	384,170
9,750	Fortinet Inc. (a)	551,655
850	HubSpot, Inc. (a)	255,553
1,560	Intuit, Inc.	601,286
5,650	Manhattan Associates, Inc. (a)	647,490
37,200	Microsoft Corp.	9,554,076
2,775	Palo Alto Networks, Inc. (a)	1,370,684
6,990	salesforce.com, Inc. (a)	1,153,630
2,870	ServiceNow, Inc. (a)	1,364,742
4,325	Snap Inc. - Class A (a)	56,787
1,550	Synopsys, Inc. (a)	470,735
2,435	Workday, Inc. (a)	339,877
		17,691,459
	Technology Hardware, Storage & Peripherals - 7.91%
51,980	Apple Inc.	7,106,706
	Total Information Technology (Cost $24,038,898)	36,297,886

	Materials - 2.56%
	Chemicals - 1.76%
9,970	Corteva, Inc.	539,776
3,630	Linde PLC - ADR (b)	1,043,734
		1,583,510
	Construction Materials - 0.80%
20,700	CRH PLC - ADR (b)	720,774
	Total Materials (Cost $2,184,603)	2,304,284

	TOTAL COMMON STOCKS (Cost $58,449,690)	83,283,324

	EXCHANGE TRADED FUNDS - 0.68%
	Other Financial Investment Activities - 0.36%
5,625	SPDR S&P Regional Banking ETF	326,757
	Other Investment Pools and Funds - 0.32%
6,725	SPDR S&P Metals & Mining ETF	291,865
	TOTAL EXCHANGE TRADED FUNDS (Cost $816,102)	618,622

	SHORT TERM INVESTMENTS - 6.78%
	Investment Company - 6.78%
6,090,140	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.21% (c)	6,090,140
	Total Investment Company	6,090,140

	TOTAL SHORT TERM INVESTMENTS (Cost $6,090,140)	6,090,140

	Total Investments (Cost ($65,355,932) - 100.14%	89,992,086
	Liabilities in Excess of Other Assets - (0.14)%	(130,051)
	TOTAL NET ASSETS - 100.00%	$89,862,035

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $7,597,838 (6.70% of net assets) at June 30, 2022.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2022, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2022. These assets are measured on a recurring basis.

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$83,283,324	-	-	$83,283,324
Exchange Traded Funds	618,622	-	-	618,622
Short Term Investments	6,090,140	-	-	6,090,140
Total*	$89,992,086	$-	-	$89,992,086

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

EXCHANGE-TRADED FUNDS
A Fund’s investment in other investment companies may consist of shares of Exchanged Traded Funds ("ETFs"). ETFs are securities whose value tracks a well-known securities index or basket of securities. A Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.